                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-3850

Exact name of registrant as specified in charter:   Delaware Group Tax Free Fund

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            August 31

Date of reporting period:                           November 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE TAX-FREE USA INTERMEDIATE FUND
---------------------------------------

November 30, 2005

                                                                                                            PRINCIPAL    MARKET
                                                                                                            AMOUNT       VALUE
MUNICIPAL BONDS - 90.20%
Airport Revenue Bonds - 1.31%
Chicago, Illinois O'Hare International Airport Revenue General-Airport-Third Lien Series
   A-2 5.75% 1/1/20 (FSA) (AMT)                                                                             $1,000,000   $1,097,040
Metropolitan, Washington D.C. Airport Authority Systems Series A 5.50% 10/1/19 (FGIC) (AMT)                  1,000,000    1,072,520
                                                                                                                         ----------
                                                                                                                          2,169,560
                                                                                                                         ----------
City General Obligation Bonds - 4.29%
Chicago, Illinois Board of Education (Chicago School of Reform) Series A 5.25% 12/1/30 (AMBAC)               1,000,000    1,047,580
Cleveland, Ohio 5.25% 12/1/23 (AMBAC)                                                                        1,185,000    1,275,179
New York City, New York
   Series G 5.25% 8/1/15                                                                                     1,000,000    1,072,850
   Series I 5.00% 8/1/21                                                                                     1,000,000    1,037,320
   Series J 5.50% 6/1/23                                                                                     1,000,000    1,071,950
Powell, Ohio 5.50% 12/1/25 (FGIC)                                                                            1,500,000    1,626,705
                                                                                                                         ----------
                                                                                                                          7,131,584
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 0.59%
Apple Valley Minnesota Economic Development Authority Health Care Revenue
   (Evercare Senior Living LLC, Projects) Series A 6.00% 12/1/25                                             1,000,000      988,530
                                                                                                                         ----------
                                                                                                                            988,530
                                                                                                                         ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 0.59%
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
   Center Hotel) Series A 5.00% 1/1/32                                                                       1,000,000      976,460
                                                                                                                         ----------
                                                                                                                            976,460
                                                                                                                         ----------
Corporate-Backed Revenue Bonds - 5.10%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
   Project) 6.375% 4/1/21 (AMT)                                                                              1,000,000    1,028,170
Cartersville, Georgia Development Authority Waste & Wastewater Facilities Revenue
   (Anheuser Busch Project) 5.10% 2/1/12 (AMT)                                                                 450,000      474,786
Dutchess County, New York Industrial Development Agency Amount 5.45% 12/1/29 (AMT)                           1,500,000    1,580,685
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)            750,000      776,708
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co.
   Project) Series A 5.50% 6/1/30 (XLCA) (AMT)                                                               1,000,000    1,057,970
Ohio State Air Quality Development Authority Revenue Environmental Improvement (USX Project) 5.00% 11/1/15   1,000,000    1,050,550
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
   (International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)                                             1,000,000    1,070,820
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
   Series A 5.65% 6/1/37 (AMT)                                                                                 500,000      516,170
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio
   Bond Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)                                              860,000      924,061
                                                                                                                         ----------
                                                                                                                          8,479,920
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 7.98%
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)                                                 1,600,000    1,679,392
New Jersey Economic Development Authority (Cigarette Tax) 5.50% 6/15/31                                      1,000,000    1,027,040
New York City, Transitional Finance Authority Revenue Refunding - Future Tax Secured Series A
   5.50% 11/1/26                                                                                             1,000,000    1,086,910
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                   1,000,000    1,072,100
New York State Thruway Authority Highway & Bridge (Gen-Second) Series B 5.00% 4/1/19 (AMBAC)                 1,500,000    1,600,155
Oregon State Department Administrative Services Lottery Revenue Refunding
   Series A 5.00% 4/1/18 (FSA)                                                                               1,000,000    1,063,320
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30                    1,000,000      997,150
Westminster, Colorado Sales & Tax Revenue Series A 5.60% 12/1/16                                             1,500,000    1,590,360
Wyandotte County, Kansas City Kansas Unified Government Special Obligation
   Revenue Refunding-SaleTax-2ND Lien-Area B 5.00% 12/1/20                                                   1,500,000    1,543,905
Wyoming State Loan & Investment Facilities Revenue 5.00% 10/1/24                                             1,550,000    1,609,908
                                                                                                                         ----------
                                                                                                                         13,270,240
                                                                                                                         ----------
Escrowed to Maturity Bonds - 0.19%
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities (McCormick Place
   Convention Center) 5.75% 7/1/06                                                                             110,000      111,668
Southcentral, Pennsylvania General Authority Revenue Refunding (Wellspan Health Obligated
   Project) 5.625% 5/15/26                                                                                     180,000      196,115
                                                                                                                         ----------
                                                                                                                            307,783
                                                                                                                         ----------

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
Higher Education Revenue Bonds - 11.92%
Allegheny County, Pennsylvania Higher Education Building Authority University
   Revenue (Duquesne University) Series A 5.00% 3/1/16 (FGIC)                                                1,000,000    1,067,830
Chattanooga Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project)
   Series A 5.00% 10/1/25                                                                                    1,000,000      985,700
   Series B 5.50% 10/1/20                                                                                    1,280,000    1,271,564
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
   5.25% 5/1/21 (MBIA)                                                                                       1,000,000    1,077,830
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement-University Center Project) 6.00% 5/1/22                                                         750,000      798,090
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
   College Issue) Series C 6.125% 10/1/29                                                                    1,000,000    1,050,840
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project) 5.50% 12/1/19               500,000      532,220
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
   Series C 6.50% 7/1/33                                                                                       500,000      556,345
New York State Dormitory Authority Revenue
   (Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)                                                      1,000,000    1,083,330
   (Fashion Institute Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                             1,000,000    1,079,440
   (Long Island University) Series B 5.50% 9/1/20 (RADIAN)                                                   1,000,000    1,066,790
Ohio State Higher Educational Facility Revenue
   (John Carroll University) 5.50% 11/15/18                                                                    335,000      364,195
   o(Kenyon College Project) 4.70% 7/1/37                                                                    1,000,000    1,035,120
Ohio State University General Receipts Series B 5.25% 6/1/21                                                 1,000,000    1,077,650
Oregon State Facilities Authority Revenue (College Independent Student Housing
   Project) Series A 5.25% 7/1/30 (XLCA)                                                                     1,000,000    1,056,640
Pennsylvania State Higher Educational Facilities Authority College & University
   Revenue (Geneva College Project) 6.125% 4/1/22                                                            1,000,000    1,061,210
South Carolina Educational Facilities Authority for Private Nonprofit Institutions
   (Southern Wesleyan University) 5.00% 3/1/20                                                               1,200,000    1,198,692
University Northern Colorado Revenue Refunding 5.00% 6/1/25 (FSA)                                            1,000,000    1,047,380
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)                                               250,000      267,645
University of Oklahoma Research Facilities 5.00% 3/1/23 (AMBAC)                                              1,065,000    1,109,954
University of Puerto Rico Revenue Series M 5.50% 6/1/15 (MBIA)                                               1,000,000    1,016,900
                                                                                                                        -----------
                                                                                                                         19,805,365
                                                                                                                        -----------
Hospital Revenue Bonds - 9.88%
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A
6.125% 1/1/24                                                                                                1,000,000    1,090,590
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21                         1,000,000    1,107,640
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
   Benedictine Health System (St. Mary's Hospital) 5.50% 2/15/23                                             1,000,000    1,050,760
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
   Project) Series A 5.25% 11/1/27 (FSA)                                                                     1,000,000    1,054,560
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
   Obligation) Series A 5.375% 3/1/29 (AMBAC)                                                                  700,000      741,286
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General Hospital Project)
   5.75% 3/15/21                                                                                             1,000,000    1,073,500
Maple Grove, Minnesota Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/29              1,000,000    1,011,860
Maryland State Health & Higher Education Facilities Authority Revenue (Union Hospital
   of Cecil County) 5.625% 7/1/32                                                                              500,000      525,770
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit) Series C 5.375% 12/1/23              500,000      524,655
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32              500,000      531,300
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System)
   5.25% 10/1/22                                                                                             1,000,000    1,063,870
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B 5.60% 10/1/22       1,000,000    1,053,200
North Texas Health Facilities Development Corporation Hospital Revenue (United
   Regional Health Care System, Inc. Project) 6.00% 9/1/23                                                   1,000,000    1,079,860
Prince William County, Virginia Industrial Development Authority Hospital Revenue
   (Potomac Hospital Project) 5.20% 10/1/30                                                                    545,000      563,753
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health East) Series A
   5.25% 11/15/16                                                                                            1,200,000    1,282,056
St. Paul Minnesota Housing & Redevelopment Authority Hospital Revenue (Healtheast Project) 6.00% 11/15/25    1,000,000    1,074,010
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne General
   Medical Center Project) 5.50% 4/1/33 (AMBAC)                                                              1,500,000    1,592,505
                                                                                                                        -----------
                                                                                                                         16,421,175
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 6.45%
Brazos, Texas River Authority Pollution Revenue (Texas Utilities) 5.40% 5/1/29                               1,000,000    1,002,240
Cambria County, Pennsylvania Industrial Development Authority Pollution Control
   Revenue (Pennsylvania Electric Co. Project) Series A 5.80% 11/1/20 (MBIA)                                   500,000      510,955
Connecticut State Development Authority Pollution Control Revenue 5.85% 9/1/28                               1,145,000    1,219,906
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light
   & Power Co.) 3.35% 5/1/31 (AMBAC) (AMT)                                                                   1,300,000    1,286,428
Farmington, North Mexico Pollution Control Revenue (El Paso Electric Co. Project)
   Series A 4.00% 6/1/32 (FGIC)                                                                              1,000,000    1,000,020

Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33                  1,005,000    1,040,004
Oliver County North Dormitory Pollution Control Revenue (Square Butte Electric Coop)
   Series A 5.30% 1/1/27 (AMBAC)                                                                             1,500,000    1,579,215
Pennsylvania Economic Development Financing (TXU Electric Co. Project) Series A 5.125% 12/1/15 (AMT)         1,500,000    1,493,040
Sabine River Authority, Texas Pollution Control Revenue (TXU Electric Co. Project) Series A 5.50% 5/1/22     1,000,000    1,063,540
South Carolina Jobs Economic Development Authority Industrial Revenue (South
   Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                                   500,000      524,590
                                                                                                                        -----------
                                                                                                                         10,719,938
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 4.67%
Albany, New York Industrial Development Agency Civic Facility Revenue (Charitable
   Leadership Project) Series A 5.75% 7/1/26                                                                   500,000      516,085
California State Public Works Board Lease Revenue Department General Services
   (Butterfield Street) Series A 5.25% 6/1/25                                                                1,000,000    1,059,460
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series  2005 A
   5.00% 6/1/21 (AMBAC)                                                                                      1,000,000    1,049,210
Middle River, Virginia Regional Jail Authority Facility Revenue 5.00% 5/15/20 (MBIA)                         1,285,000    1,359,903
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C 5.25% 6/1/22               1,000,000    1,068,300
New York, New York City Industrial Development Agency Revenue (Liberty-IAC/Interactivecorp) 5.00% 9/1/35     1,000,000      997,620
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00% 7/1/28                 1,000,000    1,037,710
Puerto Rico Public Finance Corporate Series A 5.25% 8/1/29 (MBIA)                                              620,000      669,631
                                                                                                                        -----------
                                                                                                                          7,757,919
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 3.64%
Cook County, Illinois Series A 5.375% 11/15/21 (FGIC)                                                        2,160,000    2,308,025
Lansing, Michigan Community College 5.00% 5/1/21 (MBIA)                                                      1,325,000    1,386,334
Lunenburg County, Virginia Series B 5.25% 2/1/29 (MBIA)                                                        715,000      760,674
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed
   Open Space Trust) 5.25% 9/15/20                                                                           1,000,000    1,083,610
Texas Water Development Board Revenue (State Revolving Federal-Senior Lien) Series B 5.25% 7/15/17             500,000      509,795
                                                                                                                        -----------
                                                                                                                          6,048,438
                                                                                                                        -----------
Ports & Harbors Revenue Bonds - 0.32%
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)                           500,000      530,910
                                                                                                                        -----------
                                                                                                                            530,910
                                                                                                                        -----------
Power Authority Revenue Bonds - 1.96%
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue Series B 5.50% 5/15/14       1,000,000    1,112,030
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                             1,000,000    1,073,300
South Carolina State Public Service Authority Revenue Refunding Series A 5.125% 1/1/21 (FSA)                 1,000,000    1,071,460
                                                                                                                        -----------
                                                                                                                          3,256,790
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 6.05%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09                                           1,850,000    2,026,860
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)                            1,000,000    1,113,610
Golden State, California Tobacco Securitization Settlement Revenue Series B 5.75% 6/1/23-08                  1,000,000    1,057,110
Pennsylvania State Higher Educational Facilities Authority College & University
   Revenue (Ursinus College Project) 5.90% 1/1/27-07                                                         1,000,000    1,046,990
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series D 5.75% 7/1/41-12                                                                                  1,500,000    1,679,625
   Series J 5.50% 7/1/21-14                                                                                  1,000,000    1,119,240
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26-11     820,000      903,640
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00% 10/1/16-10                1,000,000    1,111,460
                                                                                                                        -----------
                                                                                                                         10,058,535
                                                                                                                        -----------
Public Power Revenue Bonds - 0.45%
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)                                                      750,000      753,600
                                                                                                                        -----------
                                                                                                                            753,600
                                                                                                                        -----------
Public Utility District Revenue Bonds - 0.97%
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20                                 1,500,000    1,610,670
                                                                                                                        -----------
                                                                                                                          1,610,670
                                                                                                                        -----------
Recreational Area Revenue Bonds - 0.64%
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)                                            1,000,000    1,061,180
                                                                                                                        -----------
                                                                                                                          1,061,180
                                                                                                                        -----------
School District General Obligation Bonds - 8.29%
Belton, Missouri School District #124 Series B 5.25% 3/1/23                                                  1,000,000    1,078,560
Boerne, Texas Independent School District Building 5.25% 2/1/26 to 29                                        5,995,000    6,359,456
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                          1,000,000    1,045,430
Licking County, Ohio Joint Vocational School District 5.00% 12/1/19 (MBIA)                                   1,000,000    1,056,300
Los Angeles, California University School District Refunding Series A 5.00% 7/1/25 (FGIC)                    1,000,000    1,047,670
Otsego, Michigan Public School District 5.00% 5/1/21 (FSA)                                                   1,185,000    1,246,028
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                       1,145,000    1,212,257
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                                    700,000      737,814
                                                                                                                        -----------
                                                                                                                         13,783,515
                                                                                                                        -----------

School District Revenue Bonds - 0.66%
Anderson Independent School Building First Mortgage 5.50% 7/15/25 (FSA)                                      1,000,000    1,093,800
                                                                                                                       ------------
                                                                                                                          1,093,800
                                                                                                                       ------------
State General Obligation Bonds - 4.30%
California State
   5.00% 2/1/26 (AMBAC)                                                                                      1,500,000    1,548,480
   5.25% 11/1/17                                                                                             1,000,000    1,073,780
   5.25% 2/1/30 (MBIA)                                                                                       1,500,000    1,588,665
California State Economic Recovery Series A 5.25% 7/1/14                                                     1,000,000    1,101,880
Florida State Board Education Capital Outlay (Public Education) Series B 5.00% 6/1/10                          750,000      795,465
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                                      1,000,000    1,038,760
                                                                                                                       ------------
                                                                                                                          7,147,030
                                                                                                                       ------------
Tax Increment/Special Assessment Bonds - 3.03%
Allegheny County, Pennsylvania Redevelopment Authority Revenue (Pittsburgh Mills Project) 5.10% 7/1/14         265,000      271,747
Pasep Community Development B 4.875% 5/1/10                                                                  1,000,000      998,230
Portland, Oregon Urban Renewal & Redevelopment Interstate Corridor Series A 5.25% 6/15/20 (FGIC)             1,000,000    1,089,630
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue (Francis
   Place Redevelopment Project) 5.625% 11/1/25                                                               1,200,000    1,206,996
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
   (Shoppes at North Village Project)
   Series A 5.10% 11/1/19                                                                                      500,000      489,980
   Series B 5.375% 11/1/23                                                                                   1,000,000      984,700
                                                                                                                       ------------
                                                                                                                          5,041,283
                                                                                                                       ------------
Territorial General Obligation Bonds - 1.98%
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                                   1,125,000    1,169,055
Puerto Rico Commonwealth Series A 5.00% 7/1/30                                                               1,000,000    1,037,710
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (LOC, Puerto Rico
   Government Bank) 5.75% 8/1/27                                                                             1,000,000    1,079,350
                                                                                                                       ------------
                                                                                                                          3,286,115
                                                                                                                       ------------
Transportation Revenue Bonds - 1.27%
Colorado Department Transportation Revenue (Anticipation Notes) Series B 5.00% 12/15/14 (FGIC)               1,000,000    1,082,880
Metropolitan Transportation Authority Revenue Refunding Series A 5.00% 11/15/30 (FSA)                        1,000,000    1,028,660
                                                                                                                       ------------
                                                                                                                          2,111,540
                                                                                                                       ------------
Turnpike/Toll Road Revenue Bonds - 1.74%
Harris County, Texas Refunding (Senior Lien-Toll Road) Series A 5.25% 8/15/35 (FSA)                          1,500,000    1,563,630
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)                                1,230,000    1,335,104
                                                                                                                       ------------
                                                                                                                          2,898,734
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 1.93%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                             1,000,000    1,061,650
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                         1,000,000    1,067,510
Green Bay, Wisconsin Water Systems Revenue Refunding and Improvements Bonds 5.25% 11/1/22 (FSA)              1,000,000    1,075,480
                                                                                                                       ------------
                                                                                                                          3,204,640
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $147,152,392)                                                                               149,915,254
                                                                                                                       ============

oVARIABLE RATE DEMAND NOTES - 7.25%
California State Department of Water Resources Power Supply Revenue Sub Series G-10 3.15% 5/1/18 (FGIC)      2,000,000    2,000,000
California State Economic Recovery Series C-16 2.95% 7/1/23 (FSA)                                            3,000,000    3,000,000
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese of
   Philadelphia) 2.98% 7/1/31                                                                                1,000,000    1,000,000
East Bay Municipal Utilities Distributed Water System Revenue Series B-2 2.92% 6/1/38 (XLCA)                   500,000      500,000
Minneapolis, Minnesota Guthrie Parking Ramp 2.90% 12/1/33                                                    1,000,000    1,000,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.98% 3/1/27                                                        3,500,000    3,500,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block Project) 3.02% 12/1/11                       1,050,000    1,050,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $12,050,000)                                                                      12,050,000
                                                                                                                       ============


TOTAL MARKET VALUE OF SECURITIES - 97.45%
   (cost $159,202,392)                                                                                                  161,965,254
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.55%                                                       4,245,471
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 14,604,358 SHARES OUTSTANDING - 100.00%                                                       $166,210,725
                                                                                                                       ============

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------
                                      NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund (the "Trust") - Delaware Tax-Free USA Intermediate Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.


2.  INVESTMENTS
AT NOVEMBER 30, 2005, THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES HAS BEEN ESTIMATED SINCE THE FINAL TAX CHARACTERISTICS CANNOT BE DETERMINED UNTIL FISCAL YEAR END. AT NOVEMBER 30, 2005, THE COST OF INVESTMENTS AND UNREALIZED APPRECIATION (DEPRECIATION) FOR THE FUND WERE AS FOLLOWS:


COST OF INVESTMENTS                       $159,202,392
                                          ------------
AGGREGATE UNREALIZED APPRECIATION            3,291,637
AGGREGATE UNREALIZED DEPRECIATION             (528,775)
                                          ------------
NET UNREALIZED APPRECIATION               $  2,762,862
                                          ------------

FOR FEDERAL INCOME TAX PURPOSES, AT AUGUST 31, 2005, CAPITAL LOSS CARRYFORWARDS OF $360,422 MAY BE CARRIED FORWARD AND APPLIED AGAINST FUTURE CAPITAL GAINS. SUCH CAPITAL LOSS CARRYFORWARDS EXPIRE AS FOLLOWS: $63,767 EXPIRES IN 2011, $290,864 EXPIRES IN 2009 AND $5,791 EXPIRES IN 2012.

3.  CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. Tax Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

DELAWARE TAX-FREE USA FUND
--------------------------

November 30, 2005

                                                                                                            PRINCIPAL    MARKET
                                                                                                             AMOUNT       VALUE
MUNICIPAL BONDS - 91.04%
Airline Revenue Bonds - 0.17%
Minneapolis/St. Paul, Minnesota Metropolitan Airports Commission Special
Facilities Revenue
   (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                                           $1,300,000  $   815,412
                                                                                                                        -----------
                                                                                                                            815,412
                                                                                                                        -----------
Airport Revenue Bonds - 1.70%
Capital Trust Agency Florida Revenue
   (Fort Lauderdale/Cargo Acquistion Project) 5.75%1/1/32 (AMT)                                              2,500,000    2,524,500
   (Orlando/Cargo Project) 6.75% 1/1/32 (AMT)                                                                2,395,000    2,466,850
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)                       920,000      963,718
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                      2,000,000    2,100,240
                                                                                                                        -----------
                                                                                                                          8,055,308
                                                                                                                        -----------
City General Obligation Bonds - 3.99%
New York City, New York
   Series H 6.125% 8/1/25                                                                                    4,245,000    4,457,250
   Series I
      5.00% 8/1/21                                                                                           2,500,000    2,593,300
      5.125% 3/1/23                                                                                          5,875,000    6,112,585
   Series J 5.25% 6/1/28                                                                                     5,400,000    5,671,242
                                                                                                                        -----------
                                                                                                                         18,834,377
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 1.69%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34                    3,000,000    3,056,430
Delaware County, Pennsylvania Industrial Development Authority Revenue Care
   Institute (Main Line Care Institute Project) 9.00% 8/1/31                                                 1,777,611    1,700,463
Gainesville & Hall County, Georgia Development Authority Revenue (Lanier Village
   Estates Project) Series C 7.25% 11/15/29                                                                  1,000,000    1,098,400
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30      2,000,000    2,137,500
                                                                                                                        -----------
                                                                                                                          7,992,793
                                                                                                                        -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 0.62%
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
   Center Hotel/Conference Project) Series A
      5.00% 1/1/32                                                                                           1,500,000    1,464,690
      5.125% 1/1/37                                                                                          1,500,000    1,486,110
                                                                                                                        -----------
                                                                                                                          2,950,800
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 3.80%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp. Project)
   6.375% 4/1/21 (AMT)                                                                                       2,000,000    2,056,340
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                          1,695,000    1,714,204
++Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition) 7.00% 8/1/17 (AMT)                          800,000      328,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)          2,000,000    2,071,220
Indianapolis, Indiana Airport Authority Special Facilities Series 1998 (Federal Express
   Corp. Project) 5.50% 5/1/29 (AMT)                                                                         2,000,000    2,042,940
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                                  3,000,000    3,224,880
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
   Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13                                                   1,250,000    1,293,950
Richmond County, Georgia Development Authority Environmental Improvement
   Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                                           5,000,000    5,204,650
                                                                                                                        -----------
                                                                                                                         17,936,184
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 8.54%
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)                            10,000,000   10,385,100
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                                      2,000,000    2,088,360
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                                 5,000,000    5,125,250
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series G 5.00% 7/1/42                                                                                     6,750,000    6,638,288
   Series K 5.00% 7/1/35                                                                                     2,500,000    2,480,800
Puerto Rico Commonwealth Infrastructure Financing Authority Tax Revser B 5.00% 7/1/41                        8,000,000    7,872,800
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                                    1,000,000    1,012,570
Westminster, Colorado Sales & Tax Revenue Series A 5.60% 12/1/16                                             4,500,000    4,771,080
                                                                                                                        -----------
                                                                                                                         40,374,248
                                                                                                                        -----------

Escrowed to Maturity Bonds - 5.38%
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc.) 8.00% 5/15/12       5,555,000    6,343,588
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                       13,535,000   16,318,337
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                                       2,200,000    2,748,614
                                                                                                                        -----------
                                                                                                                         25,410,539
                                                                                                                        -----------
Higher Education Revenue Bonds - 5.58%
Chattanooga Tennessee Health Educational & Housing Facilities Board Revenue Series A
   5.00% 10/1/25                                                                                             1,960,000    1,931,972
   5.125% 10/1/35                                                                                            3,500,000    3,447,150
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement Fund-University Center Project) 6.25% 5/1/30                                                  5,000,000    5,328,999
Maryland State Economic Development Corporation, Student Housing Revenue
   (University of Maryland College Park Project) 5.625% 6/1/35                                               1,125,000    1,167,829
Massachusetts State Health & Educational Facilities Authority Revenue
   (Harvard University) Series A 5.00% 7/15/36                                                               5,005,000    5,213,158
   (Nichols College Project) Series C
      6.00% 10/1/17                                                                                            950,000    1,004,758
      6.125% 10/1/29                                                                                         1,000,000    1,050,840
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
   & State University Foundation) 6.00% 9/1/33                                                               1,000,000    1,076,590
New Hampshire Higher Educational & Health Facilities Authority Revenue (New
   Hampton School Issue) 5.375% 10/1/28                                                                      3,070,000    2,939,433
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of
   Technology) Series B 5.25% 7/1/24                                                                         2,085,000    2,159,956
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                        1,000,000    1,034,760
                                                                                                                        -----------
                                                                                                                         26,355,445
                                                                                                                        -----------

Hospital Revenue Bonds - 11.97%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health
   System) Series A 5.25% 11/15/31 (RADIAN)                                                                  3,000,000    3,095,100
Cando, North Dakota Nursing Facility Revenue (Towner County Medical Center Project) 7.125% 8/1/22            1,000,000    1,007,580
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24   1,000,000    1,090,590
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29                        7,500,000    7,869,074
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
   Health System-St. Mary's Hospital) 5.25% 2/15/33                                                          5,000,000    5,088,000
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
   Project) Series A 5.25% 11/1/27 (FSA)                                                                     2,355,000    2,483,489
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
   Health System Inc.) Series A 5.60% 11/15/30                                                               3,140,000    3,272,508
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Health Care Project) 5.625% 1/1/28           2,000,000    2,093,760
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32     1,500,000    1,504,050
Maryland State Health & Higher Educational Facilities Authority Revenue (Union
   Hospital Cecil County Issue) 5.00% 7/1/40                                                                 2,345,000    2,366,058
Michigan State Hospital Finance Authority Revenue
   (Ascension Health Credit Group) Series B 5.25% 11/15/26                                                   3,500,000    3,630,025
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                          2,500,000    2,641,275
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                           6,000,000    6,272,040
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System) 5.25% 10/1/22      3,000,000    3,191,610
New York State Dormitory Authority (Catholic Health Services of Long Island- St.
   Francis Hospital Project) 5.10% 7/1/34                                                                    2,500,000    2,514,225
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center Project) 5.125% 11/1/34    1,250,000    1,280,975
Prince William County, Virginia Industrial Development Authority Hospital Revenue
   (Potomac Hospital Corp.) 5.35% 10/1/36                                                                    1,750,000    1,824,918
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
   (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                     1,200,000    1,209,660
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
   Florida Group) 5.25% 11/15/33                                                                             4,000,000    4,111,480
                                                                                                                        -----------
                                                                                                                         56,546,417
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 9.77%
Brazos, Texas River Authority Pollution Revenue
   (Texas Utilities) 5.40% 5/1/29                                                                            3,000,000    3,006,720
   (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                                                      3,500,000    3,739,995
Clark County, Nevada Industrial Development Revenue (Nevada Power Co. Project) Series C 7.20% 10/1/22        8,000,000    8,088,480
Connecticut State Development Authority Pollution Control Revenue 5.85% 9/1/28                               4,000,000    4,261,680
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
   Resources, Inc. Project) 5.90% 5/1/22                                                                     3,000,000    3,052,800
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
   6.375% 11/1/29 (AMT)                                                                                      4,250,000    4,529,268
   6.625% 12/1/24                                                                                            4,500,000    4,551,660
Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33          2,000,000    2,069,660
Sabine, Texas River Authority Pollution Control Revenue (Southwestern Electric Power
   Co.) 6.10% 4/1/18 (MBIA)                                                                                  4,000,000    4,113,360
Suffolk County, New York Industrial Agency Development Revenue (Keyspan-Port
   Jefferson Project) 5.25% 6/1/27 (AMT)                                                                     3,500,000    3,587,395
Sweetwater County, Wyoming Pollution Control Revenue (Idaho Power Co. Project) Series A 6.05% 7/15/26        5,000,000    5,158,500
                                                                                                                        -----------
                                                                                                                         46,159,518
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 0.93%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
   6.30% 8/1/38 (FHA) (AMT)                                                                                  1,455,000    1,530,456
North Dakota State Housing Finance Agency Multifamily Revenue Series A 6.15% 12/1/17 (FNMA)                  1,300,000    1,327,274
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                  1,500,000    1,534,845
                                                                                                                        -----------
                                                                                                                          4,392,575
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 6.24%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                                                                  5,000,000    5,496,850
Battery Park City, New York Authority Revenue Series A 5.25% 11/1/22                                         2,250,000    2,423,385
California State Public Works Board (Department of General Services-Butterfield) Series A 5.25% 6/1/30       2,750,000    2,878,810
Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                           350,000      185,500
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
   Landing Project) Series A
      5.25% 12/1/19                                                                                          1,000,000    1,043,880
      5.50% 12/1/24                                                                                            980,000    1,028,128
      5.625% 12/1/28                                                                                         2,930,000    3,084,587
Puerto Rico Commonwealth Industrial Development Company General Purpose
   Revenues Series B 5.375% 7/1/16                                                                           1,000,000    1,045,200
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33                12,000,000   12,299,400
                                                                                                                        -----------
                                                                                                                         29,485,740
                                                                                                                        -----------

ss.Pre-Refunded Bonds - 6.58%
Cudahy, Wisconsin Community Development Authority Lease Revenue 6.00% 6/1/11-06                              1,000,000    1,013,880
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                           7,500,000    8,309,025
   5.625% 6/1/38-13                                                                                          7,500,000    8,369,699
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09            2,070,000    2,292,442
New York City, New York Series H 6.125% 8/1/25-07                                                              755,000      796,631
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
   (Collegiate Housing Foundation-Oklahoma State University) Series A 6.375% 6/1/30-11                       4,000,000    4,514,520
Puerto Rico Commonwealth Public Improvement
   Series A 5.125% 7/1/31-11                                                                                 3,495,000    3,767,016
   5.375% 7/1/21-07 (MBIA)                                                                                      50,000       52,361
Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue 5.80% 12/15/26-07 (MBIA)           1,000,000    1,040,640
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)                                835,000      925,272
                                                                                                                        -----------
                                                                                                                         31,081,486
                                                                                                                        -----------
Public Utility District Revenue Bonds - 7.36%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
   Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                                         5,000,000    5,190,300
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20                                 2,500,000    2,684,450
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31                                    6,000,000    6,213,720
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                             10,000,000   10,305,000
Salt River Project Arizona Agriculture Improvement & Power District Electric
   Revsalt River Project Series A 5.00% 1/1/35                                                              10,000,000   10,356,300
                                                                                                                        -----------
                                                                                                                         34,749,770
                                                                                                                        -----------
School District General Obligation Bonds - 2.61%
Boerne, Texas Independent School District Building
   5.25% 2/1/27                                                                                              4,000,000    4,226,000
   5.25% 2/1/29                                                                                              2,960,000    3,122,948
Dover, Pennsylvania Area School District 5.375% 4/1/20 (FGIC)                                                2,435,000    2,635,888
Lewisville, Texas Independent School District Permanent School Fund 6.15% 8/15/21                            2,160,000    2,344,010
                                                                                                                        -----------
                                                                                                                         12,328,846
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 0.43%
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                                               310,000      311,519
   Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                                         265,000      272,916
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage Revenue 6.25%
   4/1/29 (GNMA) (FNMA) (FHLMC) (AMT)                                                                        1,240,000    1,262,146
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)              175,000      176,640
Utah State Housing Finance Agency Single Family Mortgage Series A-2 7.20% 1/1/27 (FHA) (VA) (AMT)               20,000       20,385
                                                                                                                        -----------
                                                                                                                          2,043,606
                                                                                                                        -----------
State General Obligation Bonds - 1.78%
California State
   5.00% 2/1/26 (AMBAC)                                                                                      4,570,000    4,717,702
   5.25% 2/1/30 (MBIA)                                                                                       3,500,000    3,706,885
                                                                                                                        -----------
                                                                                                                          8,424,587
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 0.76%
Midtown Miami, Florida Community Development District Special Assessment Revenue
   (Infrastructure Project) Series B 6.50% 5/1/37                                                            1,000,000    1,077,430
West Villages, Florida Improvement District Revenue Special Assessment (Unit of
   Deviate #2) 5.80% 5/1/36                                                                                  2,500,000    2,520,275
                                                                                                                        -----------
                                                                                                                          3,597,705
                                                                                                                        -----------
Territorial General Obligation Bonds - 3.39%
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31                                                                                             6,880,000    6,917,840
   5.50% 7/1/19 (MBIA)                                                                                       8,000,000    9,117,120
                                                                                                                        -----------
                                                                                                                         16,034,960
                                                                                                                        -----------
Transportation Revenue Bonds - 0.65%
Metropolitan New York Transportation Authority Revenue Refunding Series A 5.00% 11/15/30 (FSA)               3,000,000    3,085,980
                                                                                                                        -----------
                                                                                                                          3,085,980
                                                                                                                        -----------
Turnpike/Toll Road Revenue Bonds - 2.91%
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14                                                                                              5,000,000    5,588,650
   5.50% 1/1/15                                                                                              7,310,000    8,176,601
                                                                                                                        -----------
                                                                                                                         13,765,251
                                                                                                                        -----------

Water & Sewer Revenue Bonds - 4.19%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                                   3,375,000    3,586,748
New York City, New York Municipal Water Finance Authority Water & Sewer System
   Revenue Series A 5.125% 6/15/34                                                                          12,125,000   12,517,486
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                                       510,000      520,832
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
   6.375% 7/1/39 (AMBAC) (AMT)                                                                               2,890,000    3,184,289
                                                                                                                       ------------
                                                                                                                         19,809,355
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $409,731,804)                                                                               430,230,902
                                                                                                                       ============
oVARIABLE RATE DEMAND NOTES - 7.59%
Allentown, Pennsylvania Commercial & Industrial Development (Diocese of Allentown) 2.98%                     8,680,000    8,680,000
   12/1/29
Boise City Housing Authority Multifamily Revenue (Civic Plaza Housing Project) Series C                      1,200,000    1,200,000
   3.07% 3/1/33
California State Economic Recovery Series C-16 2.95% 7/1/23 (FSA)                                            7,250,000    7,250,000
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese of                       10,000,000   10,000,000
   Philadelphia) 2.98% 7/1/31
New York City, New York Municipal Water Finance Authority Water & Sewer System
   Revenue Series 93-C 2.94% 6/15/22 (FGIC)                                                                  6,500,000    6,500,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.98% 3/1/27                                                        2,260,000    2,260,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $35,890,000)                                                                      35,890,000
                                                                                                                       ============


TOTAL MARKET VALUE OF SECURITIES - 98.63%
   (cost $445,621,804)                                                                                                  466,120,902
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.37% (SEE NOTES)                                                       6,457,560
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 41,325,820 SHARES OUTSTANDING - 100.00%                                                       $472,578,462
                                                                                                                       ============

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.
++Non-income producing security. Security is currently in default.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration

--------------------------------------------------------------------------------
                                      NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund (the "Trust") - Delaware Tax-Free USA Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
AT NOVEMBER 30, 2005, THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES HAS BEEN ESTIMATED SINCE THE FINAL TAX CHARACTERISTICS CANNOT BE DETERMINED UNTIL FISCAL YEAR END. AT NOVEMBER 30, 2005, THE COST OF INVESTMENTS AND UNREALIZED APPRECIATION (DEPRECIATION) FOR THE FUND WERE AS FOLLOWS:


COST OF INVESTMENTS                       $445,638,485
                                          ------------
AGGREGATE UNREALIZED APPRECIATION           22,585,888
AGGREGATE UNREALIZED DEPRECIATION           (2,103,471)
                                          ------------
NET UNREALIZED APPRECIATION               $ 20,482,417
                                          ------------

FOR FEDERAL INCOME TAX PURPOSES, AT AUGUST 31, 2005, CAPITAL LOSS CARRYFORWARDS OF $8,276,866 MAY BE CARRIED FORWARD AND APPLIED AGAINST FUTURE CAPITAL GAINS. SUCH CAPITAL LOSS CARRYFORWARDS EXPIRE AS FOLLOWS: $8,276,548 EXPIRES IN 2008 AND $318 EXPIRES IN 2009.

3.  CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. Tax-Free insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

DELAWARE TAX-FREE INSURED FUND
------------------------------

November 30, 2005

                                                                                                            PRINCIPAL    MARKET
                                                                                                            AMOUNT       VALUE
MUNICIPAL BONDS - 93.59%
Airport Revenue Bonds - 2.65%
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)                  $1,500,000  $ 1,566,435
                                                                                                                        -----------
                                                                                                                          1,566,435
                                                                                                                        -----------
City General Obligation Bonds - 6.00%
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                           1,250,000    1,380,200
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                            2,000,000    2,168,940
                                                                                                                        -----------
                                                                                                                          3,549,140
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 2.20%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34                    1,275,000    1,298,983
                                                                                                                        -----------
                                                                                                                          1,298,983
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 1.31%
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)            750,000      776,708
                                                                                                                        -----------
                                                                                                                            776,708
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 5.52%
New Jersey Economic Development Authority (Cigarette Tax) 5.50% 6/15/31                                      1,000,000    1,027,040
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                   1,000,000    1,072,100
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project) Sales Tax 5.75% 10/1/20 (MBIA)             1,000,000    1,166,770
                                                                                                                        -----------
                                                                                                                          3,265,910
                                                                                                                        -----------
Escrowed to Maturity Bonds - 1.90%
New Jersey State Highway Authority Garden State Parkway General Revenue 5.50% 1/1/16 (FGIC)                  1,000,000    1,123,900
                                                                                                                        -----------
                                                                                                                          1,123,900
                                                                                                                        -----------
Higher Education Revenue Bonds - 13.06%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF
   Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                                    1,300,000    1,430,324
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement Funding - University Center Project) 6.25% 5/1/34                                             1,000,000    1,023,410
Massachusetts State Development Finance Agency Revenue (Massachusetts College
   of Pharmacy Project) Series C 5.75% 7/1/33                                                                  500,000      525,895
New York State Dormitory Authority Revenue (Fashion Institute Student Housing Corp.) 5.00% 7/1/13 (FGIC)     1,000,000    1,079,440
Oregon State Facilities Authority Revenue (College Independent Student Housing
   Project) Series A 5.25% 7/1/30 (XLCA)                                                                     1,000,000    1,056,640
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University) 5.375% 7/15/29       1,000,000    1,038,560
University Massachusetts Building Authority Revenue (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)        1,000,000    1,048,180
University of Central Florida Athletics Association Certificates of Participation Series A
   5.25% 10/1/34 (FGIC)                                                                                        500,000      527,250
                                                                                                                        -----------
                                                                                                                          7,729,699
                                                                                                                        -----------
Hospital Revenue Bonds - 5.28%
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
   Project) Series A 5.25% 11/1/27 (FSA)                                                                     1,000,000    1,054,560
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
   Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                           1,000,000    1,048,430
Miami-Dade County Public Facilities Revenue (Jackson Health Systems) Series A 5.00% 6/1/35 (MBIA)            1,000,000    1,024,320
                                                                                                                        -----------
                                                                                                                          3,127,310
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 7.80%
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
   Project) Series K 6.05% 12/1/24 (AMBAC)                                                                   3,000,000    3,294,180
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)    750,000      799,283
South Carolina Jobs Economic Development Authority Industrial Revenue (South
   Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                                   500,000      524,590
                                                                                                                        -----------
                                                                                                                          4,618,053
                                                                                                                        -----------

Multifamily Housing Revenue Bonds - 10.43%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)                 1,150,000    1,199,013
Illinois Development Finance Authority Revenue (Section 8) Series A 5.80% 7/1/28 (FHA) (MBIA)                2,790,000    2,881,512
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake
   Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                            2,000,000    2,096,440
                                                                                                                        -----------
                                                                                                                          6,176,965
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 8.47%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                                                                  1,000,000    1,099,370
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series
   2005A 5.00% 6/1/21 (AMBAC)                                                                                1,000,000    1,049,210
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
   Revenue Series A 5.25% 12/15/23 (FSA)                                                                       700,000      749,952
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
   Landing Project) Series A 5.50% 12/1/24                                                                   1,000,000    1,049,110
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00% 7/1/36 (AMBAC)         1,000,000    1,068,410
                                                                                                                        -----------
                                                                                                                          5,016,052
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 1.00%
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                                565,000      593,843
                                                                                                                        -----------
                                                                                                                            593,843
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 8.20%
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.50% 6/1/43-13      1,000,000    1,107,870
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
   Construction & Improvement 5.625% 12/1/25-10 (FSA)                                                        1,000,000    1,095,400
Massachusetts State Industrial Finance Agency Revenue Higher Education (Clark
   University Project) 6.10% 7/1/16-06                                                                       1,250,000    1,287,725
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                                   1,250,000    1,362,150
                                                                                                                        -----------
                                                                                                                          4,853,145
                                                                                                                        -----------
School District General Obligation Bonds - 4.27%
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                            490,000      512,261
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                                       1,000,000    1,280,210
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                                    700,000      737,814
                                                                                                                        -----------
                                                                                                                          2,530,285
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 0.20%
New Mexico Mortgage Finance Authority Single Family Mortgage Program Series C 6.20% 7/1/26 (GNMA) (FNMA)       115,000      117,416
                                                                                                                        -----------
                                                                                                                            117,416
                                                                                                                        -----------
State General Obligation Bonds - 1.74%
California State 5.00% 2/1/26 (AMBAC)                                                                        1,000,000    1,032,320
                                                                                                                        -----------
                                                                                                                          1,032,320
                                                                                                                        -----------
Territorial General Obligation Bonds - 1.93%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                                     1,000,000    1,139,640
                                                                                                                        -----------
                                                                                                                          1,139,640
                                                                                                                        -----------
Turnpike/Toll Road Revenue Bonds - 0.87%
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                                          500,000      517,030
                                                                                                                        -----------
                                                                                                                            517,030
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 10.76%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                             1,000,000    1,061,650
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                                   1,000,000    1,062,740
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                         1,000,000    1,067,510
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                             1,000,000    1,056,230
Green Bay, Wisconsin Water Systems Revenue Refunding and Improvements Bonds 5.25% 11/1/22 (FSA)              1,000,000    1,075,480
New York City Municipal Water Finance Authority Water & Sewer System Revenue Series B 5.00% 6/15/23 (FSA)    1,000,000    1,046,300
                                                                                                                        -----------
                                                                                                                          6,369,910
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (cost $52,917,954)                                                                                 55,402,744
                                                                                                                        ===========

oVARIABLE RATE DEMAND NOTES - 5.91%
California State Department of Water Resources Power Supply Revenue Sub Series G-10 3.15% 5/1/18 (FGIC)      1,000,000    1,000,000
California State Economic Recovery Series C-16 2.95% 7/1/23 (FSA)                                            1,000,000    1,000,000
Midwest Consortium of Municipal Utilities Series A 3.05% 1/1/25 UBC                                          1,500,000    1,500,000
                                                                                                                        -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost $3,500,000)                                                                        3,500,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 99.50%
   (cost $56,417,954)                                                                                                    58,902,744
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.50%                                                         298,828
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 5,457,270 SHARES OUTSTANDING - 100.00%                                                         $59,201,572
                                                                                                                        ===========

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------
                                      NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund (the "Trust") - Delaware Tax-Free Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
AT NOVEMBER 30, 2005, THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES HAS BEEN ESTIMATED SINCE THE FINAL TAX CHARACTERISTICS CANNOT BE DETERMINED UNTIL FISCAL YEAR END. AT NOVEMBER 30, 2005, THE COST OF INVESTMENTS AND UNREALIZED APPRECIATION (DEPRECIATION) FOR THE FUND WERE AS FOLLOWS:

COST OF INVESTMENTS                       $56,417,954
                                          -----------
AGGREGATE UNREALIZED APPRECIATION           2,570,542
AGGREGATE UNREALIZED DEPRECIATION             (85,752)
                                          -----------
NET UNREALIZED APPRECIATION               $ 2,484,790
                                          -----------

3.  CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. Tax-Free insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Tax Free Fund

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  January 27, 2005

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Tax Free Fund

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  January 27, 2005

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP TAX FREE FUND


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  January 27, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  January 27, 2005


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  January 27, 2005